March 11, 2008

Linda Van Doorn
Senior Executive Chief Accountant
United States Securities & Exchange Commission
100 F Street NE
Washington, D.C.  20549

Dear Ms. Van Doorn,

In response to your letter of February 21, 2008, we have recently filed an amended Form 10 KSB for the year ended December 31, 2006.  With regard to item 8A, Controls and Procedures, we have enclosed improvement controls as follows:

•	The position of Controller has been implemented.

•	Outside counsel has been retained to prepare and do initial review of Form 8K filings as well as having the current review performed by senior operations executives.

•	An Executive Secretary has been hired who has the responsibility of monitoring meetings and activities of the Board of Directors and Committees.

•	One of our Directors, an experienced CPA, has been appointed to act as Chief Financial Officer on a part-time basis until the company grows to the point that a full-time position is warranted.

•
The audit opinion in the amended 10KSB has been revised to indicate the division of the responsibilities of the two audit firms and an inclusion of the audit report of the Goldstein Lewin CPA firm.  For the 2007 year, one CPA firm will audit the company.

Sincerely,

Laurie S. Holtz
Chief Financial Officer

350 Jim Moran Blvd, Suite 120, Deerfield Beach, FL  33442, Phone:  (954) 570-8889, Fax (954) 252-3442